Schedule of Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cost of revenue	$ 11,933,181	$ 20,855,842
Operating expenses	4,518,366	3,809,770
Total expenses	$ 16,451,547	$ 24,665,612